Stock - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions			1 Months Ended	8 Months Ended	12 Months Ended
	Jul. 01, 2023	Nov. 25, 2021	Jul. 31, 2016	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2013	Jun. 30, 2010	Jun. 30, 2007	Jun. 30, 2005	Jun. 30, 2003	Jan. 31, 2000	May 14, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date					₨ 5,249.6	₨ 0.5	₨ 0.0
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date					14,548.0	20,891.2	22,077.7
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date					22,732.3	13.3
Stock-based compensation, aggregate intrinsic value of options outstanding					28,677.5	52,286.4
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date					20,373.6	0.5
Stock-based compensation, aggregate intrinsic value of options exercisable					₨ 24,363.8	₨ 29,084.2
Stock-based compensation, unvested options, outstanding					76,731,732	86,557,545
Stock-based compensation, unvested options, weighted average exercise price					₨ 1,446.2	₨ 1,341.5
Stock-based compensation, unvested options, aggregate intrinsic value at grant date					₨ 2,217.7	₨ 12.8
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period					4,197.5	₨ 23,202.2
Stock-based compensation, total estimated compensation cost to be recognized in future periods					₨ 16,876.1
Equity shares, par value					₨ 1	₨ 1
Share-based payment arrangement, expense, tax benefit					₨ 5,062.8
Share-based payment arrangement, exercise of option, tax benefit					₨ 5,561.5
eHDFC [Member] | Background and Details of the Business Combination [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity shares, par value	₨ 1
Share based compensation by share based award options granted during the period	48,559,681
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)					1 year 3 days
Share-based payment arrangement, expense					₨ 17,379.5	₨ 13,132.8	₨ 13,874.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					175,659,424	151,682,461	158,106,016								168,168,760
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					46,304,966	34,201,810	32,764,494
Share based compensation by share based award options granted during the period					24,384,690	30,480,145	25,628,600
Employee Stock Option | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance													100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved													₨ 100.0
Employee Stock Option | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance												100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 100.0
Employee Stock Option | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance											100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 100.0
Employee Stock Option | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance										150,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved										₨ 150.0
Employee Stock Option | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance									200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved									₨ 200.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					5,075,360
Employee Stock Option | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance								200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved								₨ 200.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					15,551,708
Employee Stock Option | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance			200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved			₨ 200.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					115,413,810
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration						5 years
Scheme XXVII | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted		238,000			30,480,145
Scheme XXXVI | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted					25,390,600
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, total estimated compensation cost to be recognized in future periods					₨ 13,329.4
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)					1 year 11 months 4 days
Stock-based compensation, intrinsic value of equity instruments other than options exercised at grant date					₨ 441.6
Stock-based compensation, aggregate intrinsic value of equity instruments other than options outstanding at grant date					18,122.0
Stock-based compensation, aggregate intrinsic value of equity instruments other than options exercisable					525.9
Stock-based compensation, aggregate intrinsic value of equity instruments other than options grant date					17,596.1
Aggregate intrinsic value, vested					16,960.3
Aggregate intrinsic value, non-vested					16,416.1
ShareBased compensation arrangement by sharebased payment award equity instruments other than options exercisable grant date intrinsic value					₨ 544.1
Weighted average fair value of RSUs granted during the year					₨ 1
Share-based payment arrangement, expense					₨ 2,736.3
Restricted Stock Units (RSUs) [Member] | Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance														100,000,000
Equity shares, par value														₨ 1
Common stock shares reserved for future issuance aggregate par value														₨ 100.0
Share based compensation by share based award vesting period one				4 years
Share based compensation by share based award number of shares authorized for grant							2,891,000
Weighted average fair value of RSUs granted during the year					₨ 1,565.43	₨ 1,382.34
Restricted Stock Units (RSUs) [Member] | Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member] | Scheme Zero Zero Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized for grant					9,354,224
Restricted Stock Units (RSUs) 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares arising out of units					11,345,734
Scheme XLV | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted					5,075,360
Scheme XLV | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted					12,533,590
Scheme XLV | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted					6,775,740
HDFC Life [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					16,115,973
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					6,935,731
HDFC AMC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					2,316,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					1,203,001
HDFC Capital Advisors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					141,008
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					141,008
HDFC Securities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					561,930
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					46,875
HDB Financial Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					8,728,798
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					1,676,263